Note 1 - Summary of Significant Accounting Policies - Property, Plant and Equipment Useful Lives (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life (Year)	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life (Year)		7 years
Building [Member] | Minimum [Member]
Property, plant and equipment, useful life (Year)	5 years
Building [Member] | Maximum [Member]
Property, plant and equipment, useful life (Year)		25 years
Seismic Rental Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life (Year)	3 years
Seismic Rental Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life (Year)		5 years
Leased Equipment and Other [Member] | Minimum [Member]
Property, plant and equipment, useful life (Year)	3 years
Leased Equipment and Other [Member] | Maximum [Member]
Property, plant and equipment, useful life (Year)		10 years